Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accruals	$ 877,685	$ 112,814	$ 311,396
Other payables			2,817
Total	$ 877,685	$ 112,814	$ 314,213